Business Combinations - Summary the acquisition date fair value of each major class of consideration transferred (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 27, 2022 EUR (€)
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Fair value of option				50,969,088
Purchase consideration transferred	€ 23,320,000
Net cash acquired with the subsidiaries € '000s	8,278,000
Net cash flow on acquisition € '000s	€ 10,269,000	€ (7,282,000)	€ (19,813,000)